Schedule of Investments (unaudited)	iShares® Cybersecurity and Tech ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 12.1%
Accton Technology Corp.	2,148,000	$33,281,669
ADTRAN Holdings Inc.	438,379	2,880,150
Calix Inc.(a)	360,759	11,948,338
Juniper Networks Inc.	776,585	20,905,668
Radware Ltd.(a)	243,601	3,632,091
		72,647,916
IT Services — 9.9%
Akamai Technologies Inc.(a)	257,196	26,576,063
Change Holdings Inc.(b)	249,900	2,549,611
Netcompany Group A/S(a)(b)(c)	272,417	8,523,610
Okta Inc.(a)(b)	325,757	21,959,279
		59,608,563
Professional Services — 14.0%
Booz Allen Hamilton Holding Corp., Class A	231,918	27,813,926
CACI International Inc., Class A(a)	78,082	25,357,910
My EG Services Bhd	28,920,900	4,736,617
Science Applications International Corp.	237,065	25,896,981
		83,805,434
Software — 63.9%
A10 Networks Inc.	423,710	4,605,727
Ahnlab Inc.	36,256	1,724,904
Alarm.com Holdings Inc.(a)	292,749	14,968,256
BlackBerry Ltd.(a)	3,554,967	12,791,985
Check Point Software Technologies Ltd.(a)(b)	193,936	26,035,908
Clear Secure Inc., Class A	498,344	8,382,146
Crowdstrike Holdings Inc., Class A(a)	158,941	28,096,001
CyberArk Software Ltd.(a)	161,097	26,361,913
Darktrace PLC(a)	1,951,390	8,327,056
Digital Arts Inc.	67,100	1,850,877
Everbridge Inc.(a)	246,932	5,089,268
Fortinet Inc.(a)	353,169	20,190,672
OneSpan Inc.(a)(b)	224,154	1,770,817
Palo Alto Networks Inc.(a)(b)	110,700	26,902,314
Qualys Inc.(a)(b)	185,004	28,296,362
Rapid7 Inc.(a)(b)	362,612	16,857,832
Security	Shares	Value

Software (continued)
SentinelOne Inc., Class A(a)(b)	1,331,999	$20,819,144
TeamViewer AG(a)(c)	833,978	12,831,711
Tenable Holdings Inc.(a)	590,348	24,859,554
Trend Micro Inc.	496,000	18,691,569
Varonis Systems Inc., Class B(a)(b)	654,495	22,017,212
VMware Inc., Class A(a)(b)	173,886	25,326,496
Zscaler Inc.(a)(b)	168,897	26,802,265
		383,599,989

Total Long-Term Investments — 99.9%
(Cost: $628,533,795)		599,661,902

Short-Term Securities

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	57,647,666	57,670,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	700,000	700,000

Total Short-Term Securities — 9.7%
(Cost: $58,369,572)		58,370,726

Total Investments — 109.6%
(Cost: $686,903,367)		658,032,628

Liabilities in Excess of Other Assets — (9.6)%		(57,678,193)

Net Assets — 100.0%		$600,354,435

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,934,894	$29,733,743	(a)	$—		$(505)	$2,594	$57,670,726	57,647,666	$18,390	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	—		(560,000	)(a)	—	—	700,000	700,000	15,889		—
						$(505)	$2,594	$58,370,726		$34,279		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	2	12/15/23	$332	$(3,145)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$507,144,278	$92,517,624	$—	$599,661,902
Short-Term Securities
Money Market Funds	58,370,726	—	—	58,370,726
	$565,515,004	$92,517,624	$—	$658,032,628
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,145)	$—	$—	$(3,145)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2